Financial Instruments and Derivatives - Foreign Exchange Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 124.6	$ 162.8
Possible decrease in risk variable, impact on pre-tax earnings	(124.6)	(162.8)
Currency risk | Currency swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(123.7)	(168.2)
Possible decrease in risk variable, impact on pre-tax earnings	123.7	168.2
Currency risk | Foreign exchange
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	4.3	(0.9)
Possible decrease in risk variable, impact on pre-tax earnings	$ (4.3)	$ 0.9
Foreign exchange
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%